Long-term Debt (Q3) (Tables)	9 Months Ended
Sep. 30, 2023
Long-term Debt [Abstract]
Schedule of Long-Term Debt Instruments
Debt consisted of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
PNC Facility	$81,250	$81,250
Total	81,250	81,250
Unamortized debt issuance costs	(825)	(949)
Total debt	$80,425	$80,301